UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1:	Schedule of Investments.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 139.3%
Equity Investments(1) — 123.7%
United States — 115.4%
Midstream Company(2) — 53.2%
Capital Product Partners L.P.(3)	1,354	$14,570
Capital Products Partners L.P. — Class B Units(3)(4)(5)	606	6,527
CenterPoint Energy, Inc.	577	13,637
Dynagas LNG Partners LP(3)	862	18,794
Golar LNG Limited(6)	30	1,098
Golar LNG Partners LP(3)	1,158	34,983
Kinder Morgan, Inc.(6)	1,436	45,740
KNOT Offshore Partners LP(3)	609	17,481
National Fuel Gas Company(6)	72	5,416
NiSource Inc.(6)	454	15,805
ONEOK, Inc.(6)	1,230	72,755
Plains GP Holdings, L.P.(3)(7)	157	4,385
Plains GP Holdings, L.P. — Unregistered(3)(4)(7)(8)	1,836	47,776
Spectra Energy Corp.(6)	584	21,768
Targa Resources Corp.	97	9,353
Teekay Corporation(6)	50	2,987
Teekay Offshore Partners L.P.(3)(6)	483	15,838
Teekay Offshore Partners L.P. — Series A Preferred Units(3)	300	7,500
The Williams Companies, Inc.	2,083	86,021

		442,434

Midstream MLP(2)(9) — 51.2%
Access Midstream Partners, L.P.(6)	115	6,481
Arc Logistics Partners LP	82	1,654
Atlas Pipeline Partners, L.P.	75	2,296
Buckeye Partners, L.P.(6)	328	24,008
Crestwood Midstream Partners LP	1,190	26,637
Crosstex Energy, L.P.	498	15,376
DCP Midstream Partners, LP	394	19,210
El Paso Pipeline Partners, L.P.	125	3,744
Enbridge Energy Management, L.L.C.(10)(11)	2,287	61,189
Energy Transfer Partners, L.P.(6)(12)	289	16,021
Enterprise Products Partners L.P.(6)(12)	339	22,776
Exterran Partners, L.P.	297	8,904
Global Partners LP	326	12,480
Kinder Morgan Management, LLC(10)(11)	1,171	81,747
MarkWest Energy Partners, L.P.(7)	248	15,862
Niska Gas Storage Partners LLC	107	1,422
ONEOK Partners, L.P.	243	12,879
Plains All American Pipeline, L.P.(7)	459	24,859
PVR Partners, L.P.(13)	340	9,138
Regency Energy Partners LP(13)	719	18,866
Sprague Resources LP	26	475
Summit Midstream Partners, LP	90	3,664
Targa Resources Partners LP(6)	62	3,334
Western Gas Partners, LP(6)	148	9,335
Williams Partners L.P.	463	22,970

		425,327

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Other Energy — 9.0%
Enduro Royalty Trust	320	$3,977
Ensco plc	123	6,451
HollyFrontier Corporation(6)	117	5,323
Marathon Petroleum Corporation(6)	113	9,509
NRG Yield, Inc. — Class A	77	2,928
Pacific Coast Oil Trust	376	5,155
Phillips 66(6)	122	9,163
Seadrill Limited	246	9,103
Seadrill Partners LLC(3)	238	7,482
The Southern Company(6)	128	5,412
Transocean Ltd.	161	6,835
U.S. Silica Holdings, Inc.(6)	26	840
VOC Energy Trust	150	2,304

		74,482

Other — 1.5%
Navios Maritime Partners L.P.(3)	154	2,630
Seaspan Corporation — 7.95% Series D Preferred Shares	200	5,004
Seaspan Corporation — 8.25% Series E Preferred Shares	200	5,010

		12,644

Other MLP(9) — 0.5%
BreitBurn Energy Partners L.P.	165	3,290
LRR Energy LP	16	270
Suncoke Energy Partners, L.P.	32	986

		4,546

Total United States (Cost — $707,551)		959,433

Canada — 8.3%
Midstream Company(2) — 7.0%
AltaGas Ltd.	209	8,035
Enbridge Inc.	553	23,398
Gibson Energy Inc.(12)	39	941
Inter Pipeline Ltd.	199	5,390
Keyera Corp.(6)	83	4,988
Pembina Pipeline Corporation	327	11,772
TransCanada Corporation	82	3,615

		58,139

Other Energy — 1.3%
ARC Resources Ltd.	77	2,077
Baytex Energy Corp.	62	2,268
Bonavista Energy Corporation(12)	150	2,158
Crescent Point Energy Corp.	123	4,302

		10,805

Total Canada (Cost — $62,585)		68,944

Total Equity Investments (Cost — $770,136)		1,028,377

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 15.6%
Upstream — 13.0%
BlackBrush Oil & Gas, L.P.	(14)	6/3/19	$8,645	$8,753
CrownRock, L.P.	7.125%	4/15/21	2,500	2,612
Diamondback Energy, Inc.	7.625	10/1/21	2,500	2,662
Goodrich Petroleum Corporation	8.875	3/15/19	5,500	5,692
Halcón Resources Corporation	9.750	7/15/20	15,250	16,127
Midstates Petroleum Company, Inc.	10.750	10/1/20	3,850	4,245
Midstates Petroleum Company, Inc.	9.250	6/1/21	7,800	8,288
Parsley Energy, LLC	7.500	2/15/22	4,325	4,552
Penn Virginia Corporation	8.500	5/1/20	11,300	12,430
Resolute Energy Corporation	8.500	5/1/20	3,775	4,020
Rex Energy Corporation	8.875	12/1/20	9,700	10,767
Sanchez Energy Corporation	7.750	6/15/21	7,750	8,138
RKI Exploration & Production, LLC	8.500	8/1/21	12,500	13,500
Vantage Energy, LLC	(15)	12/31/18	6,000	6,015

				107,801

Midstream Company(2) — 1.7%
Kinder Morgan, Inc.	7.750	1/15/32	5,875	6,295
The Williams Companies, Inc.	8.750	3/15/32	6,500	7,778

				14,073

Coal — 0.9%
Arch Coal, Inc.	7.250	6/15/21	9,500	7,695

Total Debt Investments (Cost — $124,137)				129,569

Total Long-Term Investments (Cost — $894,273)				1,157,946

	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(16)
United States
Midstream Company
Golar LNG Limited	$35.00	4/18/14	150	(37)
Golar LNG Limited	40.00	4/18/14	150	(10)
Kinder Morgan, Inc.	35.00	3/21/14	1,200	(10)
National Fuel Gas Company	75.00	3/21/14	320	(40)
NiSource Inc.	36.00	4/18/14	500	(22)
ONEOK, Inc.	60.00	4/18/14	500	(69)
Spectra Energy Corp.	37.00	4/18/14	600	(60)
Spectra Energy Corp.	38.00	3/21/14	1,200	(24)
Spectra Energy Corp.	38.00	4/18/14	500	(26)
Teekay Corporation	55.00	3/21/14	500	(238)
Teekay Offshore Partners L.P.	32.00	3/21/14	50	(6)
Teekay Offshore Partners L.P.	33.00	3/21/14	50	(3)

				(545)

Midstream MLP
Access Midstream Partners, L.P.	60.00	3/21/14	250	(6)
Buckeye Partners, L.P.	75.00	3/21/14	600	(45)

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Midstream MLP (continued)
Energy Transfer Partners, L.P.	$55.00	4/18/14	1,000	$(150)
Enterprise Products Partners L.P.	67.50	3/21/14	500	(35)
Targa Resources Partners LP	55.00	3/21/14	300	(13)
Western Gas Partners, LP	65.00	4/18/14	400	(40)

				(289)

Other Energy
HollyFrontier Corporation	47.00	4/18/14	200	(24)
HollyFrontier Corporation	48.00	4/18/14	200	(17)
Marathon Petroleum Corporation	87.50	3/21/14	550	(79)
Marathon Petroleum Corporation	95.00	3/21/14	280	(8)
Marathon Petroleum Corporation	95.00	4/18/14	150	(13)
Marathon Petroleum Corporation	97.50	4/18/14	150	(9)
Phillips 66	77.50	3/21/14	250	(17)
Phillips 66	80.00	3/21/14	22	(1)
The Southern Company	42.00	4/18/14	400	(36)
The Southern Company	43.00	4/18/14	560	(24)
U.S. Silica Holdings, Inc.	33.00	3/21/14	250	(24)

				(252)

Total United States (Premium Received — $1,182)				(1,086)

Canada
Midstream Company
Keyera Corp. (Premium Received — $19)	68.00	3/21/14	400	(13)

Total Call Option Contracts Written (Premiums Received — $1,201)				(1,099)

Credit Facility				(33,000)
Notes				(205,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(65,000)
Other Liabilities				(39,862)

Total Liabilities				(343,961)
Other Assets				17,347

Total Liabilities in Excess of Other Assets				(326,614)

Net Assets Applicable to Common Stockholders				$831,332

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for RIC qualification purposes.

(4)	Fair valued security, restricted from public sale.

(5)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.
(6)	Security or a portion thereof is segregated as collateral on option contracts written.

(7)	The Fund believes that it is an affiliate of MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”).

(8)	The Fund holds an interest in Plains All American GP LLC (“PAA GP”), which controls the general partner of Plains All

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

American, L.P. The Fund’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Fund’s option.

(9)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.4% of its total assets invested in publicly-traded partnerships at February 28, 2014. It is the Fund’s intention to be treated as a RIC for tax purposes.

(10)	Dividends are paid-in-kind.

(11)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(12)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(13)	On March 21, 2014, PVR Partners, L.P. completed its merger with Regency Energy Partners LP.

(14)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.25% LIBOR floor (7.75% as of February 28, 2014).

(15)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 750 basis points with a 1.00% LIBOR floor (8.50% as of February 28, 2014).

(16)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2014, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Capital Products Partners L.P.
Class B Units	(2)	(3)	606	$4,465	$6,527	$10.77	0.8%	0.5%
Plains GP Holdings, L.P.
Common Units	(2)	(4)	1,836	7,009	47,776	26.02	5.7	4.1

Total				$11,474	$54,303		6.5%	4.6%

Level 2 Investments(5)
Senior Notes and Secured Term Loans
BlackBrush Oil & Gas, L.P.	(2)	(6)	$8,645	$8,607	$8,753	n/a	1.1%	0.8%
CrownRock, L.P.	(2)	(6)	2,500	2,500	2,612	n/a	0.3	0.2
Diamondback Energy, Inc.	9/12/13	(3)	2,500	2,500	2,662	n/a	0.3	0.2
Parsley Energy, LLC	(2)	(6)	4,325	4,376	4,552	n/a	0.6	0.4
RKI Exploration & Production, LLC	7/15/13	(6)	12,500	12,695	13,500	n/a	1.6	1.1
Sanchez Energy Corporation	(2)	(3)	7,750	7,750	8,138	n/a	1.0	0.7
Vantage Energy, LLC	12/19/13	(6)	6,000	5,941	6,015	n/a	0.7	0.5

Total				$44,369	$46,232		5.6%	3.9%

Total of all restricted securities				$55,843	$100,535		12.1%	8.5%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the three months ended February 28, 2014 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	The Fund holds an interest in PAA GP, which controls the general partner of Plains All American, L.P. The Fund’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Fund’s option. The Fund agreed to a 15-month lock-up on any Plains GP shares it receives in exchange for its ownership in PAA GP (lock-up expires in January 2015).

(5)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(6)	Unregistered security of a private company.

At February 28, 2014, the cost basis of investments for federal income tax purposes was $907,275. At February 28, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$259,711
Gross unrealized depreciation	(9,040)

Net unrealized appreciation	$250,671

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2014, and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,028,377	$974,074	$—	$54,303
Debt investments	129,569	—	129,569	—

Total assets at fair value	$1,157,946	$974,074	$129,569	$54,303

Liabilities at Fair Value
Call option contracts written	$1,099	$—	$1,099	$—

For the three months ended February 28, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2014.

Equity Investments
Balance — November 30, 2013	$45,096
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	9,207

Balance — February 28, 2014	$54,303

The $9,207 of unrealized gains presented in the table above for the three months ended February 28, 2014 relate to investments that were still held at February 28, 2014.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2014
Call options	Call option contracts written	$(1,099)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Three Months Ended February 28, 2014
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$854	$290

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2014, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	98.9%
Equity securities	88.8%
Debt securities	11.2%
MLP securities	37.1%
Largest single issuer	7.4%
Restricted securities	8.7%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2014 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits.

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2014

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2014